Reverse Recapitalization (Details) - Schedule of Common Stock Outstanding - shares	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Reverse Recapitalization (Details) - Schedule of Common Stock Outstanding [Line Items]
Ordinary Shares, outstanding prior to Merger	45,312,243	19,932,429	9,806,143
Shares issued	518,752
Less: redemption of FACT Class A Ordinary Shares	(31,041,243)	(31,041,243)
Total shares from the Mergers and PIPE Financing	19,796,221	19,796,221
Legacy Complete Solaria shares	20,034,257	20,034,257
2022 Convertible Note Shares	5,460,075	5,460,075
Shares of Complete Solaria Common stock immediately after merger	45,290,553	45,290,553
FACT Class A Ordinary Shares [Member]
Reverse Recapitalization (Details) - Schedule of Common Stock Outstanding [Line Items]
Ordinary Shares, outstanding prior to Merger	34,500,000	34,500,000
FACT Class B Ordinary Shares [Member]
Reverse Recapitalization (Details) - Schedule of Common Stock Outstanding [Line Items]
Ordinary Shares, outstanding prior to Merger	8,625,000	8,625,000
Sponsor [Member]
Reverse Recapitalization (Details) - Schedule of Common Stock Outstanding [Line Items]
Bonus shares issued	193,976	193,976
PIPE Financing [Member]
Reverse Recapitalization (Details) - Schedule of Common Stock Outstanding [Line Items]
Bonus shares issued	120,000	120,000
Shares issued	1,690,000	1,690,000
FPA Agreements [Member]
Reverse Recapitalization (Details) - Schedule of Common Stock Outstanding [Line Items]
Bonus shares issued	150,000	150,000
Shares issued	5,558,488	5,558,488